EARNINGS PER CLASS A SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Class A Share
EARNINGS PER CLASS A SHARE
The table below presents basic and diluted net income per share of Class A common stock using the two-class method for the years ended December 31, 2017, 2016 and 2015, respectively:

	For the Years Ended December 31,
	2017	2016	2015
	(Amounts in thousands, except share and per share amounts)
Basic and diluted net income per share:
Numerator
Net income attributable to Medley Management Inc.	$927	$997	$3,111
Less: Allocation to participating securities	(551)	(892)	(353)
Net income available to Class A common stockholders	$376	$105	$2,758

Denominator
Weighted average shares of Class A common stock outstanding	5,553,026	5,804,042	6,002,422
Net income per Class A share	$0.07	$0.02	$0.46

The allocation to participating securities above generally represents dividends paid to holders of unvested restricted stock units which reduces net income available to common stockholders.
The weighted average shares of Class A common stock is the same for both basic and diluted earnings per share as the diluted amount excludes the assumed conversion of 23,653,333 in 2017 and 23,333,333 LLC Units in 2016 and 2015, respectively, to shares of Class A common stock, the impact of which would be antidilutive.
The following table reflects the per share dividend amounts that we declared on our common stock since completion of our initial public offering.

Declaration Dates	Payment Dates	Per Share
Year ended December 31, 2015
March 29, 2015	May 6, 2015	$0.20
August 10, 2015	September 4, 2015	0.20
November 12, 2015	December 4, 2015	0.20
February 6, 2016	March 4, 2016	0.20
Total		$0.80

Year ended December 31, 2016
May 10, 2016	June 2, 2016	$0.20
August 9, 2016	September 6, 2016	0.20
November 10, 2016	December 5, 2016	0.20
February 9, 2017	March 6, 2017	0.20
Total		$0.80

Year ended December 31, 2017
May 10, 2017	May 31, 2017	$0.20
August 8, 2017	September 6, 2017	0.20
November 8, 2017	December 6, 2017	0.20
Total		$0.60